OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

July 19, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Senior Floating Rate Plus Fund
Pre-Effective Amendment No. 1
File Nos. 333-188779; 811-22844

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer Main Street Small Cap Fund (the “Fund”). This filing consists of the documents comprising Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This Amendment is being filed for the purpose of responding to the comments by Commission staff dated June 21, 2013, filing the Fund’s audited financial statements as part of the Statement of Additional Information (Part B), and filing the Exhibits to the Registration Statement, including the Opinion and Consent of Counsel and Independent Registered Public Accounting Firm’s Consent. The amendment has been marked to indicate changes from the initial Registration statement filed May 23, 2013. This filing also includes our response letter to comments of the Commission staff.

This filing also contains a request for acceleration. We respectfully request this Registration Statement to be declared effective as of Wednesday, July 31, 2013, or as soon as practicable thereafter.

We would be pleased to provide you with any additional information you may require, or with copies of any of the materials referred to above. We would appreciate any further comments the Commission Staff may have as soon as possible. In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310

tedwards@ofiglobal.com

Very truly yours,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq.
K&L Gates LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond